Non-Controlling Interests	12 Months Ended
Dec. 31, 2020
Non-Controlling Interests
Non-Controlling Interests

(18)    Non-Controlling Interests

Details of non-controlling interests and movement at 31 December 2019 are as follows:

	Thousands of Euros
				Business
				combinations /
	Balance at			Perimeter	Translation	Balance at
	31/12/2018	Additions	Disposals	additions	differences	31/12/2019
Grifols (Thailand) Pte Ltd	3,935	193	—	—	421	4,549
Grifols Malaysia Sdn Bhd	1,735	380	—	—	56	2,171
Araclon Biotech, S.A.	(3,488)	(1,975)	—	5,892	—	429
Progenika Biopharma, S.A.	9	—	(9)	—	—	0
VCN Bioscience, S.L	140	(292)	—	—	—	(152)
Kiro Grifols , S.L.	(352)	(374)	—	750	—	24
Haema AG	220,190	5,881	—	—	—	226,071
BPC Plasma, Inc (formerly Biotest US Corporation)	248,881	19,685	—	—	11,444	280,010
Grifols Diagnostic Solutions, Inc.	—	1,510,547	—	—	—	1,510,547
	471,050	1,534,045	(9)	6,642	11,921	2,023,649

Details of non-controlling interests and movement at 31 December 2020 are as follows:

	Thousands of Euros
			Business
			combinations /
	Balance at		Perimeter	Translation	Balance at
	31/12/2019	Additions	additions	differences	31/12/2020
Grifols (Thailand) Pte Ltd	4,549	221	—	(432)	4,338
Grifols Malaysia Sdn Bhd	2,171	932	—	(180)	2,923
Araclon Biotech, S.A.	429	(1,517)	0	—	(1,088)
VCN Bioscience, S.L	(152)	(235)	703	—	316
Kiro Grifols , S.L.	24	(426)	1,000	—	598
Haema AG	226,071	5,213	—	—	231,284
BPC Plasma, Inc (formerly Biotest US Corporation)	280,010	19,032	—	(24,047)	274,995
Grifols Diagnostic Solutions, Inc.	1,510,547	69,520	(408,675)	(83,760)	1,087,632
Plasmavita Healthcare (see note 3)	—	(22)	10,687	—	10,665
Alkahest, Inc.	—	(2,274)	2,274	—	0
	2,023,649	90,444	(394,011)	(108,419)	1,611,663

At 31 December 2020 and 2019, the summary financial information on the non-controlling interests of Haema AG and BPC Plasma, Inc., is as follows:

	Thousands of Euros		Thousands of Euros
	31/12/2020		31/12/2019
		BPC Plasma, Inc		BPC Plasma, Inc
		(formerly Biotest		(formerly Biotest
	Haema AG	US Corporation)	Haema AG	US Corporation)

Non-current assets	249,806	336,321	244,107	299,045
Current assets	31,237	43,750	32,576	60,099
Total Assets	281,043	380,071	276,683	359,144

Non-current liabilities	27,123	52,977	22,226	56,425
Current liabilities	22,636	52,099	28,386	22,709
Total Liabilities	49,759	105,076	50,612	79,134

Total equity	231,284	274,995	226,071	280,010

At 31 December 2020 and 2019, the summary financial information on the non-controlling interests of GDS Group is as follows:

	Thousands of Euros	Thousands of USD	Thousands of Euros	Thousands of USD
	31/12/2020	31/12/2020	31/12/2019	31/12/2019
Non-current assets	3,393,188	4,151,227	3,416,366	3,834,871
Current assets	277,834	339,902	273,259	306,734
Total Assets	3,671,022	4,491,129	3,689,625	4,141,605

Non-current liabilities	256,244	313,489	224,635	252,153
Current liabilities	131,754	161,187	108,220	121,478
Total Liabilities	387,998	474,676	332,855	373,631

Total equity	3,283,024	4,016,453	3,356,770	3,767,974